SIGNIFICANT ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACQUISITIONS
Summary of fair values of the net assets acquired from the Liberty Life reinsurance transaction

Fair Value as of April 29, 2011
(Dollars In Thousands)
ASSETS
Investments	$1,768,297
Cash	35,959
Accrued investment income	154
Accounts and premiums receivable, net	877
Reinsurance receivable	9,511
Value of business acquired	135,876
Other assets	1

Total assets	1,950,675
LIABILITIES
Policy liabilities and accrual	1,665,294
Annuity account balances	4,420
Other policyholders' funds	24,977
Other liabilities	30,834

Total liabilities	1,725,525
NET ASSETS ACQUIRED	$225,150

Schedule of pro forma condensed consolidated results of operations

	Unaudited For The Year Ended December 31,
	2011		2010
	(Dollars In Thousands)
Revenue	$3,648,971	(1)	$3,482,514
Net income	$316,429	(2)	$272,436
EPS—basic	$3.71		$3.15
EPS—diluted	$3.66		$3.11
(1)
Includes $175.9 million and $105.9 million of total revenue for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.

(2)
Includes $38.2 million and $24.3 million of pre-tax income for Liberty Life and United Investors, respectively, since the transaction date for the year ended December 31, 2011.